INCOME TAX EXPENSE (Tables)	6 Months Ended
Sep. 30, 2021
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss

	Six months ended September 30,
	2020	2021
	RMB	RMB

Current income tax expense	(32)	—
Deferred income tax expense	—	—
	(32)	—